CASH AND CASH EQUIVALENTS (Details 1) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets
Documents held by other banks (documents to be cleared)	$ 199,619	$ 200,109
Funds receivable	468,526	295,174
Subtotal	668,145	495,283
Liabilities
Funds payable	486,726	288,473
Subtotal	486,726	288,473
Cash in process of collection, net	$ 181,419	$ 206,810